Remuneration of auditor (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditors of the Group - PricewaterhouseCoopers Australia and related network firms
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Audit or review of financial statements	$ 2,299,162	$ 1,363,435	$ 917,424
Other assurance services	86,410	1,520,146	113,016
Other advisory services	60,324	83,081	194,029
Remuneration of auditor	2,445,896	2,966,662	1,224,469
Other auditors and their related network firms
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Audit or review of financial statements	96,792	30,367	34,927
Other advisory services	0	0	0
Remuneration of auditor	$ 96,792	$ 30,367	$ 34,927